[Lincoln Letterhead]


May 5, 2003

                                                          VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

RE: Lincoln National Variable Annuity Account H
    Registration No. 333-63505

Commissioners:

The above listed Registrant is filing pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. We certify that the final form of the Prospectus and Statement of Additional Information for the above referenced account, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from the most recent post-effective amendment to the registration statement filed electronically on Form N-4 with the Commission on April 24, 2003.

If there are any questions regarding this filing, please contact me at (260) 455-0544.

Sincerely,

/s/ Marta J. Zoller

Marta J. Zoller
Security Fund Specialist
The Lincoln National Life Insurance Company